Significant partly-owned subsidiaries	12 Months Ended
Dec. 31, 2017
Significant partly-owned subsidiaries
Significant partly-owned subsidiaries

33. Significant partly-owned subsidiaries

As part of the acquisition of Alcatel Lucent on January 4, 2016, the Group acquired a partly-owned consolidated subsidiary, Alcatel-Lucent Shanghai Bell Co., Ltd. On May 18, 2017, the Group announced the signing of definitive agreements with the China Huaxin Post & Telecommunication Economy Development Center ("China Huaxin") related to the integration of Alcatel-Lucent Shanghai Bell Co,. Ltd. and the Group's China business into a new joint venture branded as Nokia Shanghai Bell.

As part of the definitive agreements, the Group transferred it’s China business and subsidiaries to Nokia Shanghai Bell in exchange for a cash payment. As the transfer of the Group’s China business consisted of a transaction between two Group subsidiaries, all gains or losses that arose from the transaction were fully eliminated within the Group’s consolidated financial statements. Further, the transfer of cash from Nokia Shanghai Bell to the wholly-owned parent entity of the Group’s China business did not impact the cash nor net cash balances in the Group’s consolidated financial statements.

On July 3, 2017, the Group and China Huaxin commenced operations of the new Nokia Shanghai Bell joint venture. The Group holds an ownership interest of 50% plus one share in the Nokia Shanghai Bell’s parent company, Nokia Shanghai Bell Co., Ltd., with China Huaxin holding the remaining ownership interests. The definitive agreements provide China Huaxin with the right to fully transfer its ownership interest in Nokia Shanghai Bell to the Group and the Group with the right to purchase China Huaxin’s ownership interest in Nokia Shanghai Bell in exchange for a future cash settlement. As a result, the Group derecognised the non-controlling interest balance related to Nokia Shanghai Bell of EUR 772 million partly offset by the recognition of a related financial liability of EUR 737 million with the difference of EUR 35 million recorded as a gain within retained earnings as a transaction with the non-controlling interest.

The financial liability is measured based on the present value of the expected future cash settlement to acquire the non-controlling interest in Nokia Shanghai Bell. In 2017, an interest expense of EUR 18 was recorded to reflect the recognition of the present value discount on the financial liability. The Group decreased the value of the financial liability in 2017 to reflect a change in estimate of the future cash settlement resulting in the recognition of a EUR 64 million gain in financial income and expenses in the consolidated income statement.

Financial information for the Nokia Shanghai Bell Group(1):

EURm	2017	2016
Summarized income statement
Net sales(2)	2 276	1 806
Operating profit/(loss)	83	(136)
Profit/(loss) for the year	52	(89)
Profit/(loss) for the year attributable to:
Equity holders of the parent	15	(45)
Non-controlling interests(3)	37	(45)
Summarized statement of financial position
Non-current assets	589	424
Non-current liabilities	(130)	(128)
Non-current net assets	459	296
Current assets(4)	3 888	2 841
Current liabilities	(2 765)	(1 657)
Current net assets	1 123	1 184
Net assets(5)	1 582	1 480
Non-controlling interests(6)	–	775
Summarized statement of cash flows
Net cash from/(used in) operating activities	438	(182)
Net cash (used in)/from investing activities	(184)	89
Net cash used in financing activities	(442)	(24)
Net decrease in cash and cash equivalents	(188)	(117)

(1)

Financial information in 2017 is not fully comparable to financial information in 2016: the new Nokia Shanghai Bell joint venture commenced operations on July 3, 2017 and includes, in addition to the Alcatel Lucent Shanghai Bell Group entities previously reported as material partly-owned subsidiaries, the Group’s China business, which were previously fully owned subsidiaries. Financial information for the Nokia Shanghai Bell Group is presented before eliminations of intercompany transactions with the rest of the Group but after eliminations of intercompany transactions between entities within the Nokia Shanghai Bell Group.

(2)	Includes EUR 328 million (EUR 483 million in 2016) net sales to other Group entities.
(3)	In 2017, profit for the year is attributed to non-controlling interests until July 3, 2017.
(4)	Includes a total of EUR 1 001 million (EUR 1 284 million in 2016) of cash and cash equivalents and available-for-sale investments, liquid assets.
(5)

The distribution of the profits of Nokia Shanghai Bell Co., Ltd requires the passing of a special resolution by more than two-thirds of its shareholders, subject to a requirement that at least 50% of the after-tax distributable profits are distributed as dividends each year.

(6)	In 2017, the non-controlling interest balance was derecognized and partially offset by the recognition of the related financial liability of EUR 737 million.